------------------------------
                                                  OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0570

                                                  Expires: September 30, 2007

                                                  Estimated average burden
                                                  hours per response: 19.4
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21531
                                   ---------------------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1800 Bayberry Court, Suite 103       Richmond, Virginia              23226
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401
                                                     ---------------------------

Date of fiscal year end:        June 30, 2006
                          ---------------------------------------------

Date of reporting period:       June 30, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.



                               TFS SMALL CAP FUND

                            TFS MARKET NEUTRAL FUND

                          ----------------------------
                              EACH A SERIES OF THE
                          TFS CAPITAL INVESTMENT TRUST
                          ----------------------------





                                 ANNUAL REPORT

                                 JUNE 30, 2006








           [GRAPHIC OMITTED]         TFS
                                     CAPITAL


           For more information or assistance in opening an account, please call toll-free 1-888-534-2001.

LETTER TO SHAREHOLDERS
================================================================================

Dear Investor,

Enclosed is the Annual Report to shareholders of the TFS Market Neutral Fund (ticker: TFSMX) and the TFS Small Cap Fund (ticker: TFSSX) (individually, a "Fund," and collectively, the "Funds") for the fiscal period ended June 30, 2006. On behalf of the investment manager, TFS Capital LLC, ("TFS") I'd like to thank you for your investment. We appreciate your commitment to our mutual funds and we will work hard to further strengthen your confidence in us as an investment manager. Below are performance highlights for the mutual funds managed by TFS along with commentary from the portfolio managers. Additional information on our firm and our investment products can be obtained at www.TFSCapital.com. Please note that TFS also serves as portfolio manager to two private funds ("hedge funds") that were launched in 2001. Performance figures for these funds are available to qualified investors upon request.

TFS MARKET NEUTRAL FUND (TICKER: TFSMX)

For the fiscal year ended June 30, 2006, TFSMX had an annual return of 20.04% and an annualized standard deviation of 5.86%. This performance compared favorably to its benchmark, the S&P 500 Index, which had a return of 8.63% and a standard deviation of 10.51%. During the fiscal year, TFSMX produced an annual return equal to 232% of the S&P 500 Index while subjecting investors to only 56% of the volatility, or risk.

As observed from the chart below, TFSMX also performed favorably relative to the S&P 500 Index from inception through the fiscal year end of June 30th, 2006. During this time, TFSMX generated a 12.90% average annual return and an annualized standard deviation of 5.68% whereas the S&P 500 Index generated a 9.12% average annual return and an annualized standard deviation of 10.52%.

--------------------------------------------------------------------------------

                             RISK/RETURN COMPARISON

                          (9/7/2004 THROUGH 6/30/2006)

                               [GRAPHIC OMITTED]


                              TFS Market Neutral Fund        S&P 500
                              -----------------------        -------
Annualized Return                     12.90%                  9.12%
Annualized Standard Deviation          5.68%                 10.52%
--------------------------------------------------------------------------------

The Fund's performance for the one year period ended June 30, 2006 as well as for the since inception period has placed it at, or near, the top of Morningstar's new `long-short' category since the category's introduction in March of 2006.

As described in its prospectus, TFS borrows and sells securities short on behalf of TFSMX to enhance the Fund's performance and also to create a hedge in an effort to minimize market exposure. During the fiscal year, the Fund's beta equaled 0.26 versus the S&P 500 Index indicating a low level of exposure to the U.S. equity market. We targeted a ratio of long dollars to short dollars of 1.5 throughout the period. This ratio was intended to be static in order to achieve a consistently low level of market exposure which we believe produces more stable returns. TFS considers an ongoing hedge, which acts like an insurance policy against a decline in the stock market, to be an indispensable characteristic of the Fund. This characteristic makes it very different than other long-short funds that attempt to time the market by dramatically alternating their market exposure from time to time. The Fund did benefit marginally from the rise in the overall market given its slight long bias (positive beta) during the period.

TFS SMALL CAP FUND (TICKER: TFSSX)

From inception on March 7th, 2006 through the fiscal year end of June 30th, 2006, the TFS Small Cap Fund generated a total (non-annualized) return of 3.90%. The Fund's objective is to outperform the Russell 2000 Index which produced a 0.90% return during the period. Given that TFSSX was able to generate significant separation from its benchmark through less than 4 months of history, we are very encouraged by the results. It is also noteworthy that the Fund achieved this performance while having a beta versus the Russell 2000 Index of only 0.89, indicating that risk-adjusted performance would demonstrate even more favorable separation.

Investors in both Funds should realize that we view our recent performance to be abnormally good given an annual return goal of roughly 8-10% for TFSMX and a goal for TFSSX of simply outperforming the Russell 2000 Index. Consequently, we do not anticipate being able to continue providing the same degree of abnormal, or enhanced, returns.

For both Funds, there were no material changes to the investing strategy during the period that impacted performance. Performance was generated through the careful application of our proprietary trading models. As described in the prospectus, TFS Capital LLC develops quantitative models through rigorous historical analysis of the stock market. These models help the manager make objective decisions that we believe improve performance. Please contact us if you have any questions about this commentary or would like to discuss any topics in greater detail.

Best regards,


Larry S. Eiben
Chief Operating Officer
TFS Capital LLC

TFS MARKET NEUTRAL FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
            IN THE TFS MARKET NEUTRAL FUND VERSUS THE S&P 500 INDEX

                               [GRAPHIC OMITTED]


                TFS MARKET NEUTRAL FUND           S&P 500 INDEX
                -----------------------           -------------

                 9/7/2004   $  10,000          9/7/2004  $  10,000
                9/30/2004      10,240         9/30/2004      9,951
               10/31/2004      10,280        10/31/2004     10,103
               11/30/2004      10,420        11/30/2004     10,511
               12/31/2004      10,347        12/31/2004     10,869
                1/31/2005      10,427         1/31/2005     10,604
                2/28/2005      10,467         2/28/2005     10,827
                3/31/2005      10,297         3/31/2005     10,636
                4/30/2005      10,067         4/30/2005     10,434
                5/31/2005      10,207         5/31/2005     10,766
                6/30/2005      10,377         6/30/2005     10,781
                7/31/2005      10,728         7/31/2005     11,182
                8/31/2005      10,698         8/31/2005     11,080
                9/30/2005      10,748         9/30/2005     11,170
               10/31/2005      10,718        10/31/2005     10,984
               11/30/2005      10,868        11/30/2005     11,399
               12/31/2005      10,955        12/31/2005     11,403
                1/31/2006      11,455         1/31/2006     11,705
                2/28/2006      11,495         2/28/2006     11,737
                3/31/2006      11,766         3/31/2006     11,883
                4/30/2006      12,056         4/30/2006     12,042
                5/31/2006      12,026         5/31/2006     11,696
                6/30/2006      12,457         6/30/2006     11,712


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                  --------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(a)
                       FOR THE PERIODS ENDED JUNE 30, 2006

                           1 Year   Since Inception(b)
                           ------   ------------------
                            20.04%       12.90%
                  --------------------------------------------

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Initial public offering of shares was September 7, 2004.

TFS SMALL CAP FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
                TFS SMALL CAP FUND VERSUS THE RUSSELL 2000 INDEX


                               [GRAPHIC OMITTED]

             TFS SMALL CAP FUND            RUSSELL 2000 INDEX
             ------------------            ------------------
             3/7/2006  $ 10,000             3/7/2006  $ 10,000
            3/31/2006    10,580            3/31/2006    10,623
            4/30/2006    10,730            4/30/2006    10,622
            5/31/2006    10,160            5/31/2006    10,025
            6/30/2006    10,390            6/30/2006    10,090


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


                  --------------------------------------------
                                 TOTAL RETURN(a)
                               SINCE INCEPTION(b)

                        (for period ended June 30, 2006)
                        --------------------------------
                                     3.90%
                  --------------------------------------------



(a) The total return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  Initial public offering of shares was March 7, 2006.

TFS MARKET NEUTRAL FUND
PORTFOLIO INFORMATION
JUNE 30, 2006 (UNAUDITED)
================================================================================

                    TFS MARKET NEUTRAL FUND VS S&P 500 INDEX
                              NET SECTOR EXPOSURE*

                               [GRAPHIC OMITTED]

                                          TFS MARKET         S&P 500
                                         NEUTRAL FUND         INDEX
                                     -----------------------------------
Consumer Discretionary                      -11.0%            10.2%
Consumer Staples                             -1.0%             9.6%
Energy                                        0.4%            10.2%
Financials                                    5.4%            21.4%
Health Care                                  -5.6%            12.3%
Industrials                                  13.5%            11.7%
Information Technology                        8.8%            14.9%
Materials                                     2.3%             3.1%
Real Estate Investment Trusts                 1.1%             0.0%
Telecommunication Services                    5.4%             3.3%
Utilities                                     1.3%             3.4%
Closed-End Funds                             14.3%             0.0%


* The net percentages for the TFS Market Neutral Fund are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages are not likely to total to 100%.


TOP 10 LONG POSITIONS                                    TOP 10 SHORT POSITIONS
----------------------------------------------------     -------------------------------------------------
                                            % OF                                                 % OF
SECURITY DESCRIPTION                     NET ASSETS      SECURITY DESCRIPTION                 NET ASSETS
----------------------------------------------------     -------------------------------------------------
Transaction Systems Architects, Inc.        1.50%        Infocrossing, Inc.                     -1.11%
First Community Bancorp                     1.42%        Blue Nile, Inc.                        -1.10%
H&E Equipment Services, Inc.                1.42%        Overstock.com, Inc.                    -1.09%
Zoran Corp.                                 1.41%        Conn's, Inc.                           -1.09%
Ormat Technologies, Inc.                    1.36%        Audible, Inc.                          -1.07%
BlackRock Global Energy and Resource Trust  1.34%        Mobility Electronics, Inc.             -1.06%
Alaska Communications Systems, Inc.         1.33%        Novastar Financial, Inc.               -1.05%
Ampco-Pittsburgh Corp.                      1.33%        Momenta Pharmaceutical, Inc.           -1.04%
Western Alliance Bancorp.                   1.30%        Genitope Corp.                         -1.02%
American Reprographics Co.                  1.29%        HEICO Corp.                            -1.01%

TFS SMALL CAP FUND
PORTFOLIO INFORMATION
JUNE 30, 2006 (UNAUDITED)
================================================================================

                               TFS SMALL CAP FUND
                               SECTOR ALLOCATION

                               [GRAPHIC OMITTED]

                                           TFS SMALL
                                           CAP FUND
                                        ---------------
Consumer Discretionary                       7.9%
Consumer Staples                             2.1%
Energy                                       4.2%
Financials                                  13.1%
Health Care                                  3.7%
Industrials                                 23.5%
Information Technology                      23.0%
Materials                                    8.6%
Real Estate Investment Trusts                2.7%
Telecommunication Services                   5.5%
Utilities                                    1.6%
Other                                        4.1%



                TOP 10 POSITIONS
                ---------------------------------------------
                                                      % OF
                SECURITY DESCRIPTION               NET ASSETS
                ---------------------------------------------
                Daktronics, Inc.                      1.47%
                Labor Ready, Inc.                     1.44%
                H&E Equipment Services, Inc.          1.42%
                BE Aerospace, Inc.                    1.40%
                Cedar Shopping Centers, Inc.          1.39%
                Ampco-Pittsburgh Corp.                1.38%
                American Reprographics Co.            1.38%
                Morningstar, Inc.                     1.37%
                Ormat Technologies, Inc.              1.36%
                Alaska Communications Systems, Inc.   1.35%

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006
=====================================================================================
                                                          TFS               TFS
                                                         MARKET            SMALL
                                                      NEUTRAL FUND       CAP FUND
-------------------------------------------------------------------------------------
ASSETS
Investments in securities:
  At acquisition cost ..........................     $  22,127,139    $   4,888,389
                                                     =============    =============
  At value (Note 2) ............................     $  23,061,832    $   4,948,735
Deposits with brokers for securities
  sold short (Note 2) ..........................        14,314,714               --
Dividends and interest receivable ..............            39,512            2,717
Receivable for investment securities sold ......         3,252,639           41,544
Receivable for capital shares sold .............           134,058          150,000
Receivable from Adviser (Note 4) ...............                --            8,445
Other assets ...................................            10,866            7,330
                                                     -------------    -------------
  TOTAL ASSETS .................................        40,813,621        5,158,771
                                                     -------------    -------------

LIABILITIES
Securities sold short, at value (Note 2)
  (proceeds $15,577,505) .......................        14,748,055               --
Payable for investment securities purchased ....         3,550,460        1,215,975
Dividends payable on securities sold short
  (Note 2) .....................................             9,829               --
Payable to Adviser (Note 4) ....................            10,977               --
Payable to Affiliate (Note 4) ..................             6,200            6,000
Other accrued expenses .........................            10,366            5,100
                                                     -------------    -------------
  TOTAL LIABILITIES ............................        18,335,887        1,227,075
                                                     -------------    -------------

NET ASSETS .....................................     $  22,477,734    $   3,931,696
                                                     =============    =============

Net assets consist of:
Paid-in capital ................................     $  20,039,570    $   3,870,079
Undistributed net realized gains from
  security transactions ........................           674,021            1,271
Net unrealized appreciation on:
  Investments ..................................           934,693           60,346
  Short positions ..............................           829,450               --
                                                     -------------    -------------
NET ASSETS .....................................     $  22,477,734    $   3,931,696
                                                     =============    =============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ................................         1,806,942          378,339
                                                     =============    =============

Net asset value, redemption price and
  offering price per share (a) (Note 2) ........     $       12.44    $       10.39
                                                     =============    =============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

TFS CAPITAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006(a)
=====================================================================================
                                                          TFS               TFS
                                                         MARKET            SMALL
                                                      NEUTRAL FUND       CAP FUND
-------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ....................................     $     295,845    $       6,335
                                                     -------------    -------------

EXPENSES
  Investment advisory fees (Note 4) ............           262,610            7,565
  Dividend expense .............................            84,585               --
  Accounting services fees (Note 4) ............            31,478            9,375
  Professional fees ............................            35,666            4,370
  Registration fees ............................            31,033            1,238
  Custodian fees ...............................            26,064            4,958
  Administration fees (Note 4) .................            23,400            7,500
  Transfer agent fees (Note 4) .................            17,400            5,625
  Insurance expense ............................            22,713               --
  Compliance service fees (Note 4) .............            15,000            3,000
  Trustees' fees and expenses ..................            15,128            2,315
  Pricing fees .................................            11,032              784
  Postage and supplies .........................             8,562            1,748
  Printing of shareholder reports ..............             4,867              365
  Other expenses ...............................             7,310            1,560
                                                     -------------    -------------
    TOTAL EXPENSES .............................           596,848           50,403
  Fees waived and expenses reimbursed (Note 4) .          (220,474)         (39,812)
                                                     -------------    -------------
    NET EXPENSES ...............................           376,374           10,591
                                                     -------------    -------------

NET INVESTMENT LOSS ............................           (80,529)          (4,256)
                                                     -------------    -------------

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
  Net realized gains (losses) from security
    transactions of:
    Investments ................................         1,584,702            5,527
    Short positions ............................          (740,438)              --
  Net change in unrealized appreciation on:
    Investments ................................           445,432           60,346
    Short positions ............................         1,046,248               --
                                                     -------------    -------------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS .........................         2,335,944           65,873
                                                     -------------    -------------

NET INCREASE IN NET ASSETS
  FROM OPERATIONS ..............................     $   2,255,415    $      61,617
                                                     =============    =============

(a) Except for the TFS Small Cap Fund, which represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================
                                                          YEAR             PERIOD
                                                          ENDED            ENDED
                                                         JUNE 30,         JUNE 30,
                                                          2006             2005(a)
-------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ..........................     $     (80,529)   $     (87,400)
  Net realized gains (losses) from
    security transactions of:
    Investments ................................         1,584,702          214,378
    Short positions ............................          (740,438)        (281,221)
  Net change in unrealized appreciation
  (depreciation) on:
    Investments ................................           445,432          489,261
    Short positions ............................         1,046,248         (216,798)
                                                     -------------    -------------
Net increase in net assets from operations .....         2,255,415          118,220
                                                     -------------    -------------

FROM DISTRIBUTIONS
  Distributions from net realized gains
    from security transactions .................            (5,568)              --
  Distributions in excess of net realized
    gains (losses) from security transactions ..                --           (3,619)
                                                     -------------    -------------
Net decrease in assets from distributions
  to shareholders ..............................            (5,568)          (3,619)
                                                     -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ....................        20,451,758        8,398,235
  Net asset value of shares issued in
    reinvesment of distributions to shareholders             5,398            3,619
  Proceeds from redemption fees collected
    (Note 2) ...................................             3,471            1,107
  Payments for shares redeemed .................        (8,333,455)        (516,847)
                                                     -------------    -------------
Net increase in net assets from capital
  share transactions ...........................        12,127,172        7,886,114
                                                     -------------    -------------

TOTAL INCREASE IN NET ASSETS ...................        14,377,019        8,000,715

NET ASSETS
  Beginning of period ..........................         8,100,715          100,000
                                                     -------------    -------------
  End of period ................................     $  22,477,734    $   8,100,715
                                                     =============    =============

CAPITAL SHARE ACTIVITY
  Shares sold ..................................         1,753,977          821,343
  Shares issued in reinvestment of distributions
    to shareholders ............................               494              350
  Shares redeemed ..............................          (728,425)         (50,797)
                                                     -------------    -------------
    Net increase in shares outstanding .........         1,026,046          770,896
  Shares outstanding, beginning of period ......           780,896           10,000
                                                     -------------    -------------
  Shares outstanding, end of period ............         1,806,942          780,896
                                                     =============    =============

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                                     PERIOD
                                                                     ENDED
                                                                    JUNE 30,
                                                                    2006(a)
--------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ........................................   $      (4,256)
  Net realized gains from security transactions ..............           5,527
  Net change in unrealized appreciation on investments .......          60,346
                                                                 -------------
Net increase in net assets from operations ...................          61,617
                                                                 -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ..................................       3,870,079
                                                                 -------------

TOTAL INCREASE IN NET ASSETS .................................       3,931,696

NET ASSETS
  Beginning of period ........................................              --
                                                                 -------------
  End of period ..............................................   $   3,931,696
                                                                 =============

CAPITAL SHARE ACTIVITY
  Shares sold ................................................         378,339
  Shares outstanding, beginning of period ....................              --
                                                                 -------------
  Shares outstanding, end of period ..........................         378,339
                                                                 =============


(a) Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
=====================================================================================
                                                         YEAR             PERIOD
                                                         ENDED            ENDED
PER SHARE DATA FOR A SHARE                              JUNE 30,         JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:                      2006             2005(a)
-------------------------------------------------------------------------------------
  Net asset value at beginning of period .......     $       10.37    $       10.00
                                                     -------------    -------------

  Income (loss) from investment operations:
    Net investment loss ........................             (0.04)           (0.11)
    Net realized and unrealized gains on
      investments ..............................              2.12             0.49
                                                     -------------    -------------
  Total from investment operations .............              2.08             0.38
                                                     -------------    -------------

  Less distributions:
    Distributions from net realized gains from
      security transactions ....................             (0.01)              --
    Distributions in excess of net realized
      gains (losses) from security transactions                 --            (0.01)
                                                     -------------    -------------
  Total distributions ..........................             (0.01)           (0.01)
                                                     -------------    -------------

  Proceeds from redemption fees collected
    (Note 2) ...................................           0.00(b)           0.00(b)
                                                     -------------    -------------

  Net asset value at end of period .............     $       12.44    $       10.37
                                                     =============    =============

RATIOS AND SUPPLEMENTAL DATA:
  Total return(c) ..............................            20.04%            3.77%(d)
                                                     =============    =============

  Net assets at end of period (000's) ..........     $      22,478    $       8,101
                                                     =============    =============

  Ratio of gross expenses to average net assets              5.10%            6.82%(g)

  Ratio of net expenses to average net assets(e)             3.21%            3.26%(g)

  Ratio of net expenses to average net assets
    excluding dividend expense(e)(f) ...........             2.49%            2.49%(g)

  Ratio of net investment loss to average
    net assets(f) ..............................            -0.69%           -1.77%(g)

  Portfolio turnover rate ......................              398%             368%(g)

(a) Represents the period from the commencement of operations (September 7, 2004) through June 30, 2005.

(b)  Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e)  Ratio was determined after advisory fee waivers and expense reimbursements.

(f) Dividend expense totaled 0.72% and 0.77% (g) of average net assets for the periods ended June 30, 2006 and June 30, 2005, respectively.

(g)  Annualized.

See accompanying notes to financial statements.

TFS SMALL CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================
                                                                    PERIOD
                                                                    ENDED
PER SHARE DATA FOR A SHARE                                         JUNE 30,
OUTSTANDING THROUGHOUT EACH PERIOD:                                2006(a)
--------------------------------------------------------------------------------
  Net asset value at beginning of period .....................   $      10.00
                                                                 ------------

  Income (loss) from investment operations:
    Net investment loss ......................................          (0.01)
    Net realized and unrealized gains on investments .........           0.40
                                                                 ------------
  Total from investment operations ...........................           0.39
                                                                 ------------

  Net asset value at end of period ...........................   $      10.39
                                                                 ============

RATIOS AND SUPPLEMENTAL DATA:
  Total return(b) ............................................          3.90%(c)
                                                                 ============

  Net assets at end of period (000's) ........................   $      3,932
                                                                 ============

  Ratio of gross expenses to average net assets ..............          8.18%(e)

  Ratio of net expenses to average net assets(d) .............          1.72%(e)

  Ratio of net investment loss to average net assets .........         -0.69%(e)

  Portfolio turnover rate ....................................           184%(e)

(a) Represents the period from the commencement of operations (March 7, 2006) through June 30, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers and expense reimbursements.

(e)  Annualized.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006
================================================================================
  SHARES     COMMON STOCKS - 86.0%                                    VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 9.7%
      500    Buckle, Inc. (The) ..............................   $      20,935
    1,200    CDI, Corp. ......................................          34,800
    7,700    Century Casinos, Inc.(a) ........................          82,467
   10,300    Forrester Research, Inc.(a)(b) ..................         288,194
   18,600    FTD Group, Inc.(a)(b) ...........................         251,100
    3,800    Great Wolf Resorts, Inc.(a) .....................          45,638
    6,800    Gymboree Corp. (The)(a)(b) ......................         236,368
   24,300    Interstate Hotels & Resorts, Inc.(a) ............         225,747
   11,000    Maidenform Brands, Inc.(a)(b) ...................         135,630
    2,600    Monarch Casino & Resort, Inc.(a) ................          73,112
    1,600    Monro Muffler Brake, Inc. .......................          52,096
    7,000    O'Charley's, Inc.(a) ............................         119,000
   12,500    Ruth's Chris Steak House, Inc.(a)(b) ............         255,250
   11,000    Shoe Carnival, Inc.(a)(b) .......................         262,460
    7,100    Stein Mart, Inc. ................................         105,080
                                                                 -------------
                                                                     2,187,877
                                                                 -------------
             CONSUMER STAPLES -- 2.2%
    2,000    Alico, Inc. .....................................         110,220
   13,200    Cal-Maine Foods, Inc.(b) ........................          90,684
    3,618    Diamond Foods, Inc. .............................          58,141
    5,900    M&F Worldwide Corp.(a) ..........................          94,990
   13,700    Prestige Brands Holdings, Inc.(a) ...............         136,589
                                                                 -------------
                                                                       490,624
                                                                 -------------
             ENERGY -- 4.0%
    5,000    Alon USA Energy, Inc.(b) ........................         157,350
    3,500    Chesapeake Utilities Corp.(b) ...................         105,280
    8,000    Ormat Technologies, Inc.(b) .....................         305,200
    1,800    Penn Virginia Corp. .............................          48,384
    2,500    Pioneer Drilling Co.(a) .........................          38,600
    5,250    RPC, Inc.(b) ....................................         127,470
    2,000    Superior Well Services, Inc.(a) .................          49,800
    1,000    Unit Corp.(a)(b) ................................          56,890
                                                                 -------------
                                                                       888,974
                                                                 -------------
             FINANCIALS -- 11.8%
      100    Alleghany Corp.(a)(b) ...........................          27,636
    2,000    Apollo Investment Corp.(b) ......................          36,960
    5,900    Citizens First Bancorp, Inc.(b) .................         157,589
    2,000    East West Bancorp, Inc. .........................          75,820
    5,400    First Community Bancorp(b) ......................         319,032
      800    First Security Group, Inc. ......................           9,280
   13,400    Interactive Data Corp.(a)(b) ....................         269,206
    6,900    Intervest Bancshares Corp.(a)(b) ................         279,450
    7,700    Investors Bancorp, Inc.(a) ......................         104,335
    5,700    Morningstar, Inc.(a)(b) .........................         236,436
    1,400    Pinnacle Financial Partners, Inc.(a) ............          42,602
   11,700    Seabright Insurance Holdings, Inc.(a) ...........         188,487
    1,600    Smithtown Bancorp, Inc. .........................          38,656

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 86.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             FINANCIALS -- 11.8% (CONTINUED)
    6,000    Tower Group, Inc. ...............................   $     181,500
    5,000    Universal American Financial Corp.(a) ...........          65,750
    8,400    Western Alliance Bancorp(a)(b) ..................         292,152
   13,100    Willow Grove Bancorp, Inc.(b) ...................         208,421
    6,900    Wilshire Bancorp, Inc. ..........................         124,338
                                                                 -------------
                                                                     2,657,650
                                                                 -------------
             HEALTH CARE -- 6.4%
    4,600    AMERIGROUP Corp.(a) .............................         142,784
    8,900    AngioDynamics, Inc.(a)(b) .......................         240,745
    5,100    Diversa Corp.(a) ................................          49,266
      842    Dyax Corp.(a)(b) ................................           2,475
   22,000    Hanger Orthorpedic Group, Inc.(a) ...............         183,920
   14,200    Healthspring, Inc.(a)(b) ........................         266,250
    7,200    Medical Action Industries, Inc.(a)(b) ...........         159,048
    6,100    Molina Healthcare, Inc.(a)(b) ...................         232,105
    3,200    Neogen Corp.(a) .................................          61,184
    3,788    Nighthawk Radiology, Inc.(a) ....................          67,957
    8,100    SONUS Pharmaceutical, Inc.(a) ...................          40,338
                                                                 -------------
                                                                     1,446,072
                                                                 -------------
             INDUSTRIALS -- 19.5%
    5,600    Actuant Corp. - Class A .........................         279,720
    6,600    Alaska Air Group, Inc.(a)(b) ....................         260,172
   10,400    Ampco-Pittsburgh Corp.(b) .......................         297,960
   11,900    BE Aerospace, Inc.(a)(b) ........................         272,034
    5,000    Granite Construction, Inc.(b) ...................         226,350
   10,800    H&E Equipment Services, Inc.(a) .................         318,060
      200    Hardinge, Inc. ..................................           3,090
   11,500    Hub Group, Inc.(a)(b) ...........................         282,095
   10,200    ICT Group, Inc.(a)(b) ...........................         250,206
   10,400    Infrasource Services, Inc.(a)(b) ................         189,384
   12,000    Intersections, Inc.(a)(b) .......................         130,200
    2,600    Laidlaw International, Inc. .....................          65,520
    6,000    P.A.M. Transportation Services, Inc.(a) .........         173,340
   14,800    PDI, Inc.(a)(b) .................................         212,972
      100    Reddy Ice Holdings, Inc. ........................           2,035
   10,000    Republic Airways Holdings, Inc.(a)(b) ...........         170,200
    5,800    Rollins, Inc. ...................................         113,912
    3,300    Sauer-Danfoss, Inc. .............................          83,886
    6,800    Sirva, Inc.(a) ..................................          43,996
    4,300    Universal Truckload Services, Inc.(a) ...........         146,759
    1,800    USA Truck, Inc.(a) ..............................          32,076
    6,000    Volt Information Sciences, Inc.(a)(b) ...........         279,600
    5,800    Wabtec Corp. ....................................         216,920
    6,100    Williams Scotsman International, Inc.(a) ........         133,224
   10,900    Woodhead Industries, Inc.(b) ....................         208,626
                                                                 -------------
                                                                     4,392,337
                                                                 -------------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 86.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY -- 17.0%
    8,000    American Reprographics Co.(a)(b) ................   $     290,000
   25,000    AMIS Holdings, Inc.(a)(b) .......................         250,000
   10,436    Ansoft Corp.(a)(b) ..............................         213,729
    3,000    Avocent Corp.(a) ................................          78,750
   20,900    Carreker Corp.(a) ...............................         149,435
   33,000    Chordiant Software, Inc.(a)(b) ..................          99,990
   30,900    Cogent Communications Group, Inc.(a)(b) .........         289,533
    9,300    Convergys Corp.(a)(b) ...........................         181,350
    2,300    Daktronics, Inc. ................................          66,401
    3,900    Digital Insight Corp.(a) ........................         133,731
    4,600    Hittite Microwave Corp.(a)(b) ...................         166,336
    3,400    Ikanos Communications, Inc.(a) ..................          51,646
   16,900    INVESTools, Inc.(a)(b) ..........................         134,186
   13,700    Lightbridge, Inc.(a) ............................         177,415
   14,100    Liquidity Services, Inc.(a) .....................         219,537
    3,600    NCI, Inc. - Class A(a) ..........................          47,160
   18,000    OPNET Technologies, Inc.(a)(b) ..................         233,280
      500    Pomeroy IT Solutions, Inc.(a)(b) ................           3,600
   31,100    SonicWALL, Inc.(a)(b) ...........................         279,589
    2,384    Taleo Corp.(a) ..................................          28,108
    8,100    Transaction Systems Architects, Inc.(a)(b) ......         337,689
    1,600    Trimble Navigation Ltd.(a)(b) ...................          71,424
   13,000    Zoran Corp.(a) ..................................         316,420
                                                                 -------------
                                                                     3,819,309
                                                                 -------------
             MATERIALS -- 4.3%
    2,200    Arch Chemicals, Inc. ............................          79,310
    9,600    Columbus McKinnon Corp.(a)(b) ...................         208,704
      500    Great Northern Iron Ore Properties ..............          55,555
    4,000    Material Sciences Corp.(a)(b) ...................          36,120
    9,200    Mesabi Trust ....................................         170,660
    5,100    RBC Bearings, Inc.(a) ...........................         115,770
    6,500    Rock-Tenn Co. - Class A(b) ......................         103,675
    6,500    Stepan Co.(b) ...................................         205,270
                                                                 -------------
                                                                       975,064
                                                                 -------------
             REAL ESTATE INVESTMENT TRUSTS --2.1%
    8,200    Ashford Hospitality Trust(b) ....................         103,484
    3,600    Cedar Shopping Centers, Inc. ....................          52,992
   12,200    Mission West Properties, Inc.(b) ................         135,176
    3,400    Sunstone Hotel Investors, Inc.(b) ...............          98,804
    2,200    Windrose Medical Properties Trust(b) ............          32,120
    3,100    U-Store-It Trust ................................          58,466
                                                                 -------------
                                                                       481,042
                                                                 -------------
             TELECOMMUNICATIONS SERVICES -- 6.7%
   23,600    Alaska Communications Systems, Inc.(b) ..........         298,540
   21,500    Carrier Access Corp.(a)(b) ......................         177,805
    8,600    CT Communications, Inc.(b) ......................         196,682
    3,000    D&E Communications, Inc.(b) .....................          32,520
   12,900    EMS Technologies, Inc.(a)(b) ....................         231,813

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 86.0% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES -- 6.7% (CONTINUED)
   14,100    FairPoint Communications, Inc.(b) ...............   $     203,040
    7,200    InterDigital Communications Corp.(a)(b) .........         251,352
    6,800    Syniverse Holdings, Inc.(a)(b) ..................          99,960
                                                                 -------------
                                                                     1,491,712
                                                                 -------------
             UTILITIES -- 2.3%
   13,200    Pike Electric Corp.(a)(b) .......................         254,232
   11,400    Westar Energy, Inc.(b) ..........................         250,800
                                                                 -------------
                                                                       505,032
                                                                 -------------

             TOTAL COMMON STOCKS (Cost $18,416,362) ..........   $  19,335,693
                                                                 -------------

================================================================================
  SHARES     CLOSED-END FUNDS -- 14.5%                                VALUE
--------------------------------------------------------------------------------
      600    Alliance World Dollar Government Fund ...........   $       7,140
    3,500    American Strategic Income Portfolio II ..........          35,945
    2,800    BlackRock Core Bond Trust .......................          33,740
   11,400    BlackRock Global Energy and Resource Trust ......         301,644
    4,300    BlackRock Insured Municipal Term Trust, Inc. ....          40,377
      600    BlackRock S&P Quality Rankings Global Equity
               Managed Trust .................................           8,928
    4,300    BlackRock Strategic Dividend Achievers Trust ....          56,330
    8,900    Cohen & Steers REIT and Utility Income Fund, Inc.         165,451
    4,000    Corporate High Yield Fund IV ....................          47,760
      300    Dreyfus High Yield Strategies Fund ..............           1,185
      300    Eaton Vance California Municipal Income Trust ...           4,140
    1,600    Eaton Vance Insured Municipal Bond Fund .........          22,144
    3,400    Emerging Markets Telecommunications Fund(a) .....          41,514
    4,000    Flaherty & Crumrine/Claymore Preferred Securities
               Income Fund, Inc. .............................          78,000
   42,300    High Income Opportunity Fund, Inc. ..............         256,761
    1,000    High Yield Plus Fund, Inc. ......................           3,190
    6,800    Insured Municipal Income Fund ...................          84,728
    2,200    JF China Region Fund, Inc. ......................          34,958
    6,400    MBIA Capital/Claymore Managed Duration
               Investment Grade Municipal Fund ...............          77,312
    8,600    Morgan Stanley Asia-Pacific Fund, Inc. ..........         135,450
    9,800    Morgan Stanley Emerging Markets Debt Fund, Inc. .          89,474
   10,000    MiniHoldings Insured Fund II, Inc. ..............         122,500
    4,300    MuniYield California Fund, Inc. .................          55,298
    1,500    MuniYield California Insured Fund, Inc. .........          20,160
    8,800    MuniYield Insured Fund, Inc. ....................         117,304
    4,000    MuniYield Quality Fund, Inc. ....................          53,000
      700    Neuberger Berman Dividend Advantage Fund ........          14,385
      500    Neuberger Berman Realty Income Fund, Inc. .......           9,975
      800    Nuveen California Performance Plus Fund, Inc. ...          10,832
    4,100    Nuveen Florida Quality Income Municipal Fund ....          53,587
    6,300    Nuveen Premium Income Municipal Fund ............          82,341
    5,900    Old Mutual/Claymore Long-Short Fund .............          95,580
    7,400    Pioneer Municipal High Income Trust .............          98,124
   10,000    Pioneer Tax Advantaged Balanced Fund ............         123,300

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     CLOSED-END FUNDS -- 14.5%                                VALUE
--------------------------------------------------------------------------------
    1,100    Putnam High Income Securities Fund ..............   $       8,261
    1,500    Putnam Managed Municipal Income Trust ...........          10,755
    5,900    Putnam Municipal Opportunities Trust ............          65,195
    2,500    Salomon Brothers Emerging Markets Debt Fund, Inc.          41,425
    2,100    Salomon Worldwide Income Fund, Inc. .............          26,061
    1,200    Singapore Fund, Inc. ............................          14,028
    3,700    SunAmerica Focused Alpha Large-Cap Fund, Inc. ...          60,236
   15,700    TCW Stategic Income Fund, Inc. ..................          73,162
    3,700    Templeton Dragon Fund, Inc. .....................          76,331
    5,900    Templeton Emerging Markets Income Fund, Inc. ....          70,800
   10,100    Van Kampen Advantage Municipal Income Trust II ..         125,341
   10,100    Van Kampen Municipal Opportunity Trust ..........         142,208
    5,300    Van Kampen Trust for Investment Grade Municipals           75,472
    8,100    Western Asset/Claymore US Treasury Inflation
               Protected Securities Fund .....................          90,234
                                                                 -------------

             TOTAL CLOSED-END FUNDS (Cost $3,246,704) ........   $   3,262,066
                                                                 -------------

================================================================================
  SHARES     MONEY MARKET SECURITIES -- 2.1%                          VALUE
--------------------------------------------------------------------------------
  464,073    UMB Money Market Fiduciary Fund (Cost $464,073) .   $     464,073
                                                                 -------------

             TOTAL INVESTMENTS AT VALUE -- 102.6%
               (Cost $22,127,139) ............................   $  23,061,832

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.6%)          (584,098)
                                                                 -------------

             TOTAL NET ASSETS -- 100.0% ......................   $  22,477,734
                                                                 =============



(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

See accompanying notes to financial statements.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2006
================================================================================
  SHARES     COMMON STOCKS -- 65.4%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 20.7%
    7,800    American Greetings Corp. - Class A ..............   $     163,878
    4,500    America's Car-Mart, Inc.(a) .....................          91,395
    1,900    Arctic Cat, Inc. ................................          37,069
    5,300    Bandag, Inc. ....................................         193,927
    7,700    Blue Nile, Inc.(a) ..............................         247,632
    9,700    Build-A-Bear-Workshop, Inc.(a) ..................         208,647
    3,900    Cabela's, Inc.(a) ...............................          75,114
    5,500    Carmike Cinemas, Inc. ...........................         115,940
    9,000    Coachman Industries, Inc. .......................         107,460
    7,600    Crocs, Inc.(a) ..................................         191,140
    5,200    Entercom Communications Corp. ...................         136,032
   10,600    Furniture Brands International, Inc. ............         220,904
    3,500    Hancock Fabrics, Inc. ...........................          11,690
   21,657    Infocrossing, Inc.(a) ...........................         250,138
    7,900    JAKKS Pacific, Inc.(a) ..........................         158,711
    1,900    Jos. A. Bank Clothiers, Inc.(a) .................          45,524
    8,400    Jupitermedia Corp.(a) ...........................         109,200
    2,300    Landry's Restaurants, Inc. ......................          74,635
   10,700    La-Z-Boy, Inc. ..................................         149,800
    6,900    MarineMax, Inc.(a) ..............................         180,987
   18,200    Multimedia Games, Inc.(a) .......................         184,366
    4,993    Navarre Corp.(a) ................................          24,865
   11,500    Overstock.com, Inc.(a) ..........................         244,490
    5,600    Pre-Paid Legal Services, Inc. ...................         193,200
    9,300    Reader's Digest Association, Inc. ...............         129,828
    4,000    Red Robin Gourmet Burgers, Inc.(a) ..............         170,240
    3,600    Ruby Tuesday, Inc. ..............................          87,876
   28,900    Six Flags, Inc.(a) ..............................         162,418
    9,400    Superior Industries International, Inc. .........         171,926
   16,088    Universal Display Corp.(a) ......................         214,131
    8,500    West Marine, Inc.(a) ............................         114,580
    6,200    Winnebago Industries, Inc. ......................         192,448
                                                                 -------------
                                                                     4,660,191
                                                                 -------------
             CONSUMER STAPLES -- 3.2%
   23,200    American Italian Pasta Co. - Class A ............         198,592
    9,198    Conn's, Inc.(a) .................................         244,207
      400    Fresh Del Monte Produce, Inc. ...................           6,908
    9,200    Krispy Kreme Doughnuts, Inc.(a) .................          74,888
    4,600    Peet's Coffee & Tea, Inc.(a) ....................         138,874
    1,768    Sanderson Farms, Inc. ...........................          49,486
                                                                 -------------
                                                                       712,955
                                                                 -------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 65.4% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             ENERGY - 3.6%
    4,600    FX Energy, Inc.(a) ..............................   $      21,252
    9,200    KFX, Inc.(a) ....................................         140,576
    5,700    McMoRan Exploration Co.(a) ......................         100,320
    5,500    Peoples Energy Corp. ............................         197,505
    9,100    Syntroleum Corp.(a) .............................          55,237
    1,300    Toreador Resources Corp.(a) .....................          36,569
    5,458    Tri-Valley Corp.(a) .............................          45,029
    7,200    WGL Holdings, Inc. ..............................         208,440
                                                                 -------------
                                                                       804,928
                                                                 -------------
             FINANCIALS -- 6.4%
    8,400    American Equity Investment Life Holding Co. .....          89,544
    6,700    Direct General Corp. ............................         113,364
    3,500    Euronet Worldwide, Inc.(a) ......................         134,295
    5,000    FPIC Insurance Group, Inc.(a) ...................         193,750
    3,700    Fremont General Corp. ...........................          68,672
    2,500    Hilb Rogal & Hobbs Co. (HRH) ....................          93,175
   23,200    HouseValues, Inc.(a) ............................         160,776
    2,200    Irwin Financial Corp. ...........................          42,658
   13,900    LaBranche & Co., Inc.(a) ........................         168,329
    2,300    LandAmerica Financial Group, Inc. ...............         148,580
    2,400    Portfolio Recovery Associates, Inc.(a) ..........         109,680
   10,200    TrustCo Bank Corp NY ............................         112,404
    1,000    ZIPRealty, Inc.(a) ..............................           8,480
                                                                 -------------
                                                                     1,443,707
                                                                 -------------
             HEALTH CARE -- 12.0%
   30,200    Align Technology, Inc.(a) .......................         223,178
    1,152    Amedisys, Inc.(a) ...............................          43,661
    5,300    ArthroCare Corp.(a) .............................         222,653
   14,700    Bradley Pharmaceuticals, Inc.(a) ................         149,940
   36,400    Genitope Corp.(a) ...............................         230,048
    4,050    Healthcare Services Group, Inc. .................          84,847
    1,100    ICU Medical, Inc.(a) ............................          46,464
   10,084    Introgen Therapeutics, Inc.(a) ..................          42,857
    6,600    Kensey Nash Corp.(a) ............................         194,700
    9,500    Mannatech, Inc. .................................         119,795
    4,300    Medicis Pharmaceutical Corp. ....................         103,200
   18,400    Momenta Pharmaceutical, Inc.(a) .................         233,864
    8,800    Nautilus, Inc. ..................................         138,248
   11,600    Nektar Therapeutics, Inc.(a) ....................         212,744
   25,900    NeoPharm, Inc.(a) ...............................         138,047
   13,000    Northfield Laboratories, Inc.(a) ................         128,570
    7,700    NxStage Medical, Inc.(a) ........................          67,221
    2,200    SFBC International, Inc.(a) .....................          33,352
   12,300    Stereotaxis, Inc.(a) ............................         132,717
    9,600    Telik, Inc.(a) ..................................         158,400
                                                                 -------------
                                                                     2,704,506
                                                                 -------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 65.4% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS -- 6.0%
   26,000    Fleetwood Enterprises, Inc.(a) ..................   $     196,040
    8,000    HEICO Corp. .....................................         226,800
   13,100    Innovative Solutions and Support, Inc.(a) .......         184,186
    9,542    International DisplayWorks, Inc. - Class A(a) ...          49,619
    6,200    Lindsay Manufacturing Co. .......................         168,144
    1,900    Marchex, Inc.(a) ................................          31,217
   19,500    Presstek, Inc.(a) ...............................         181,545
    3,106    Standard Parking Corp.(a) .......................          84,111
   19,600    TurboChef Technologies, Inc.(a) .................         217,952
                                                                 -------------
                                                                     1,339,614
                                                                 -------------
             INFORMATION TECHNOLOGY -- 8.2%
   27,200    1-800-FLOWERS.COM, Inc.(a) ......................         156,944
      930    3D Systems Corp.(a) .............................          18,684
   21,100    Access Integrated Technologies, Inc.(a) .........         206,991
   14,300    American Superconductor Corp.(a) ................         126,269
   26,500    Audible, Inc.(a) ................................         240,885
      171    eCollege.com, Inc.(a) ...........................           3,615
   17,500    Ionatron, Inc.(a) ...............................         111,125
   32,700    Mobility Electronics, Inc.(a) ...................         237,402
   15,800    Planar Systems, Inc.(a) .........................         190,232
    6,100    Sonic Solutions(a) ..............................         100,650
    7,200    Stratasys, Inc.(a) ..............................         212,112
   10,700    Take-Two Interactive Software, Inc.(a) ..........         114,062
    2,297    Viisage Technology, Inc.(a) .....................          34,822
    5,900    Volterra Semiconductor Corp.(a) .................          90,034
                                                                 -------------
                                                                     1,843,827
                                                                 -------------
             MATERIALS -- 2.0%
   20,100    Calgon Carbon Corp. .............................         122,409
   11,400    Charles & Covard Ltd. ...........................         120,042
      900    Medis Technologies Ltd.(a) ......................          18,252
    1,500    Neenah Paper, Inc. ..............................          45,675
   21,000    Terra Industries, Inc.(a) .......................         133,770
                                                                 -------------
                                                                       440,148
                                                                 -------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.0%
    7,500    Novastar Financial, Inc. ........................         237,075
                                                                 -------------

             TELECOMMUNICATIONS SERVICES -- 1.3%
    1,400    Commonwealth Telephone Enterprises, Inc. ........          46,424
    2,900    KVH Industries, Inc.(a) .........................          33,814
   17,900    Source Interlink Companies, Inc.(a) .............         213,010
                                                                 -------------
                                                                       293,248
                                                                 -------------
             UTILITIES -- 1.0%
    7,400    Duquesne Light Holdings, Inc. ...................         121,656
    2,500    Nicor, Inc. .....................................         103,750
                                                                 -------------
                                                                       225,406
                                                                 -------------

             TOTAL COMMON STOCKS (Cost $15,535,772) ..........   $  14,705,605
                                                                 -------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
  SHARES     CLOSED-END FUNDS -- 0.2%                                 VALUE
--------------------------------------------------------------------------------
    2,500    RMK Advantage Income Fund (Cost $41,733) ........   $      42,450
                                                                 -------------

             TOTAL SECURITIES SOLD SHORT - 65.6%
               (Proceeds $15,577,505) ........................   $  14,748,055
                                                                 =============



(a)  Non-income producing security.

See accompanying notes to Portfolio of Investments.

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006
================================================================================
  SHARES     COMMON STOCKS -- 95.9%                                   VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY -- 7.9%
    1,300    Cato Corp. (The) ................................   $      33,605
    4,600    Century Casinos, Inc.(a) ........................          49,266
    1,800    Forrester Research, Inc.(a) .....................          50,364
    3,800    FTD Group, Inc.(a) ..............................          51,300
      600    Gymboree Corp.(a) ...............................          20,856
    1,200    Maidenform Brands, Inc.(a) ......................          14,796
    2,100    Shoe Carnival, Inc.(a) ..........................          50,106
    1,100    Too, Inc.(a) ....................................          42,229
                                                                 -------------
                                                                       312,522
                                                                 -------------
             CONSUMER STAPLES -- 2.1%
      500    Alico, Inc. .....................................          27,555
    4,700    Cal-Maine Foods, Inc. ...........................          32,289
    1,300    M&F Worldwide Corp.(a) ..........................          20,930
                                                                 -------------
                                                                        80,774
                                                                 -------------
             ENERGY -- 4.2%
    1,100    Alon USA Energy, Inc. ...........................          34,617
      400    Bronco Drilling Co., Inc.(a) ....................           8,356
      400    North European Oil Royalty Trust ................          14,760
    1,400    Ormat Technologies, Inc. ........................          53,410
    1,200    Penn Virginia Resource Partners, L.P. ...........          32,256
      500    RPC, Inc. .......................................          12,140
      400    Superior Well Services, Inc.(a) .................           9,960
                                                                 -------------
                                                                      165,499
                                                                 -------------
             FINANCIALS -- 13.1%
    1,500    Citizens First Bancorp, Inc. ....................          40,065
    1,400    East West Bancorp, Inc. .........................          53,074
      500    First Community Bancorp .........................          29,540
      400    First Security Group, Inc. ......................           4,640
    1,500    Interactive Data Corp.(a) .......................          30,135
    1,200    Intervest Bancshares Corp.(a) ...................          48,600
    2,500    Investors Bancorp, Inc.(a) ......................          33,875
    1,300    Morningstar, Inc.(a) ............................          53,924
      700    Pinnacle Financial Partners, Inc.(a) ............          21,301
      900    SCPIE Holdings, Inc.(a) .........................          20,925
    3,100    Seabright Insurance Holdings, Inc.(a) ...........          49,941
    1,200    Smithtown Bancorp, Inc. .........................          28,992
    1,500    Western Alliance Bancorp(a) .....................          52,170
    3,000    Willow Grove Bancorp, Inc. ......................          47,730
                                                                 -------------
                                                                      514,912
                                                                 -------------
             HEALTH CARE -- 3.7%
      900    AngioDynamics, Inc.(a) ..........................          24,345
    2,600    Hanger Orthopedics Group, Inc.(a) ...............          21,736
    2,800    Healthspring, Inc.(a) ...........................          52,500
    1,000    Molina Healthcare, Inc.(a) ......................          38,050
      500    Neogen Corp.(a) .................................           9,560
                                                                 -------------
                                                                       146,191
                                                                 -------------

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 95.9% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS -- 23.5%
    1,000    Actuant Corp. ...................................   $      49,950
    1,000    Alaska Air Group, Inc.(a) .......................          39,420
    1,900    Ampco-Pittsburgh Corp. ..........................          54,435
    2,400    BE Aerospace, Inc.(a) ...........................          54,864
    1,000    Granite Construction, Inc. ......................          45,270
    1,900    H&E Equipment Services, Inc.(a) .................          55,955
      800    Hardinge, Inc. ..................................          12,360
    1,600    Hub Group, Inc.(a) ..............................          39,248
    2,000    ICT Group, Inc.(a) ..............................          49,060
      700    Infrasource Services, Inc.(a) ...................          12,747
    1,500    Intersections, Inc.(a) ..........................          16,275
    2,500    Labor Ready, Inc.(a) ............................          56,625
    1,200    Laidlaw International, Inc. .....................          30,240
      800    P.A.M. Transportation Services, Inc.(a) .........          23,112
    1,200    Parker Drilling Co.(a) ..........................           8,616
    3,400    PDI, Inc.(a) ....................................          48,926
    1,000    Reddy Ice Holdings, Inc. ........................          20,350
    3,000    Republic Airways Holdings, Inc.(a) ..............          51,060
    1,400    Rollins, Inc. ...................................          27,496
    1,500    Sauer-Danfoss, Inc. .............................          38,130
      600    Universal Truckload Services, Inc.(a) ...........          20,478
    1,100    USA Truck, Inc.(a) ..............................          19,602
    1,100    Volt Information Sciences, Inc.(a) ..............          51,260
    1,200    Wabtec Corp. ....................................          44,880
    2,400    Williams Scotsman International, Inc.(a) ........          52,416
                                                                 -------------
                                                                       922,775
                                                                 -------------
             INFORMATION TECHNOLOGY -- 23.0%
    1,500    American Reprographics Co.(a) ...................          54,375
    2,600    AMIS Holdings, Inc.(a) ..........................          26,000
    4,100    Amkor Technology, Inc.(a) .......................          38,786
    1,000    Ansoft Corp.(a) .................................          20,480
    1,500    Avocent Corp.(a) ................................          39,375
    7,000    Carreker Corp.(a) ...............................          50,050
    6,450    Chordiant Software, Inc.(a) .....................          19,544
    5,600    Cogent Communications Group, Inc.(a) ............          52,472
    2,500    Convergys Corp.(a) ..............................          48,750
    2,000    Daktronics, Inc. ................................          57,740
      900    Digital Insight Corp.(a) ........................          30,861
    1,400    Hyperion Solutions Corp.(a) .....................          38,640
    1,400    IHS, Inc.(a) ....................................          41,482
    3,400    Ikanos Communications, Inc.(a) ..................          51,646
    5,900    INVESTools, Inc.(a) .............................          46,846
    3,300    Liquidity Services, Inc.(a) .....................          51,381
    2,700    NCI, Inc. - Class A(a) ..........................          35,370
    5,300    ON Semiconductor Corp.(a) .......................          31,164
    1,000    OPNET Technologies, Inc.(a) .....................          12,960
    2,702    QAD, Inc. .......................................          20,940
    1,300    Secure Computing Corp.(a) .......................          11,180
    2,500    SonicWALL, Inc.(a) ..............................          22,475

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     COMMON STOCKS -- 95.9% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY -- 23.0% (CONTINUED)
    3,400    Taleo Corp. - Class A(a) ........................   $      40,086
      700    Transaction Systems Architects, Inc.(a) .........          29,183
    1,000    Unica Corp.(a) ..................................           9,900
    1,000    Zoran Corp.(a) ..................................          24,340
                                                                 -------------
                                                                       906,026
                                                                 -------------
             MATERIALS -- 8.6%
    8,200    Coeur d'Alene Mines Corp.(a) ....................          39,442
    1,400    Georgia Gulf Corp. ..............................          35,028
      200    Great Northern Iron Ore Properties ..............          22,222
      700    H.B. Fuller Co. .................................          30,499
    2,200    Interline Brands, Inc.(a) .......................          51,436
      600    RBC Bearings, Inc.(a) ...........................          13,620
    1,300    Rock-Tenn Co. - Class A .........................          20,735
    1,300    Spartech Corp. ..................................          29,380
    1,600    Stepan Co. ......................................          50,528
      300    Tennant Co. .....................................          15,084
    1,000    Westlake Chemical Corp. .........................          29,800
                                                                 -------------
                                                                       337,774
                                                                 -------------
             REAL ESTATE INVESTMENT TRUSTS -- 2.7%
      800    Ashford Hospitality Trust .......................          10,096
    3,700    Cedar Shopping Centers, Inc. ....................          54,464
      400    Digital Realty Trust, Inc. ......................           9,876
    1,800    Mission West Properties, Inc. ...................          19,944
      400    Sunstone Hotel Investors, Inc. ..................          11,624
                                                                 -------------
                                                                       106,004
                                                                 -------------
             TELECOMMUNICATIONS SERVICES -- 5.5%
    4,200    Alaska Communications Systems, Inc. .............          53,130
    2,900    Carrier Access Corp.(a) .........................          23,983
    2,300    CT Communications, Inc. .........................          52,601
      900    FairPoint Communications, Inc. ..................          12,960
    1,000    InterDigital Communications Corp.(a) ............          34,910
    9,300    Sycamore Networks, Inc.(a) ......................          37,758
                                                                 -------------
                                                                       215,342
                                                                 -------------
             UTILITIES -- 1.6%
      800    Pike Electric Corp.(a) ..........................          15,408
    2,200    Westar Energy, Inc. .............................          48,400
                                                                 -------------
                                                                        63,808
                                                                 -------------

             TOTAL COMMON STOCKS (Cost $3,711,281) ...........   $   3,771,627
                                                                 -------------

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES     MONEY MARKET SECURITIES -- 29.9%                         VALUE
--------------------------------------------------------------------------------

1,177,108    UMB Money Market Fiduciary Fund (Cost $1,177,108)   $   1,177,108
                                                                 -------------

             TOTAL INVESTMENTS AT VALUE -- 125.8%
               (Cost $4,888,389) .............................   $   4,948,735

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.8%).      (1,017,039)
                                                                 -------------

             TOTAL NET ASSETS -- 100.0% ......................   $   3,931,696
                                                                 =============


(a)  Non-income producing security.

See accompanying notes to Portfolio of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
================================================================================

1.   ORGANIZATION

The TFS Market Neutral Fund and the TFS Small Cap Fund (individually, a "Fund", and collectively, the "Funds") are each a diversified series of TFS Capital Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated January 30, 2004. As part of the Trust's organization, the TFS Market Neutral Fund issued in a private placement on June 28, 2004, 10,000 shares of the Fund, at $10.00 per share, to TFS Capital LLC (the "Adviser"), the investment adviser to the Fund. The Fund commenced operations on September 7, 2004. The TFS Small Cap Fund commenced operations on March 7, 2006.

The TFS Market Neutral Fund seeks to produce capital appreciation while having a low correlation to the U.S. equity market. For this purpose, the term "U.S. equity market" means the S&P 500 Index. In addition, the Fund seeks to produce lower volatility than would result from a long-only investment in the U.S. equity market. "Long-only" refers to a portfolio of common stocks that mimics the movement of the S&P 500 Index, as opposed to one that attempts to hedge equity market risk through the use of short positions, equity options or futures contracts.

The TFS Small Cap Fund seeks to produce long-term capital appreciation. In addition, the Fund seeks to outperform the Russell 2000(R) Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - The Funds' portfolio securities (including securities sold short) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these and other methods.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares are subject to a redemption fee of 2% if redeemed within 180 days of the date of purchase. During the periods ended June 30, 2006 and 2005, proceeds from redemption fees totaled $3,471 and $1,107, respectively, for the TFS Market Neutral Fund. There were no redemption fees collected for the TFS Small Cap Fund during the period ended June 30, 2006.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific
identification   basis.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The TFS Small Cap Fund paid no distributions during the period ended June 30, 2006. The tax character of distributions paid by the TFS Market Neutral Fund during the periods ended June 30, 2006 and June 30, 2005 were as follows:

                                       Long-Term
              Period      Ordinary      Capital         Total
              Ended        Income        Gains      Distributions
             --------    ----------   -----------   -------------
             6/30/2006    $      --    $   5,568     $   5,568
             6/30/2005    $   3,619    $      --     $   3,619

Short positions - The TFS Market Neutral Fund may sell securities short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses - Common expenses of the Trust are allocated among the Funds of the Trust based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Federal income tax - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of June 30, 2006:

=====================================================================================
                                                          TFS               TFS
                                                         MARKET            SMALL
                                                      NEUTRAL FUND       CAP FUND
-------------------------------------------------------------------------------------
Tax cost of portfolio investments and
  securities sold short ........................     $   6,641,932    $   4,888,389
                                                     =============    =============
Gross unrealized appreciation ..................     $   2,403,440    $     156,309
Gross unrealized depreciation ..................          (731,595)         (95,963)
                                                     -------------    -------------
Net unrealized appreciation ....................         1,671,845           60,346
Undistributed ordinary income ..................           347,321            1,271
Undistributed long-term gains ..................           418,998               --
                                                     -------------    -------------
Accumulated earnings ...........................     $   2,438,164    $      61,617
                                                     =============    =============

The difference between the federal income tax cost of portfolio of investments and the financial statement cost for the TFS Market Neutral Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the period ended June 30, 2006, the TFS Market Neutral Fund and the TFS Small Cap Fund reclassified $80,529 and $4,256 of net investment loss, respectively, against undistributed net realized gains from security transactions on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

3.   INVESTMENT TRANSACTIONS

During the period ended June 30, 2006, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. government securities and short positions, amounted to $63,228,362 and $50,727,290, respectively, for the TFS Market Neutral Fund and $5,121,663 and $1,415,909, respectively, for the TFS Small Cap Fund.

4.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Each Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The TFS Market Neutral Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.25% of its average daily net assets. The TFS Small Cap Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets, which may be increased or decreased by 1.25% if the Fund outperforms or underperforms its benchmark by at least 2.50%. For the first twelve months of operations, the Adviser will receive the full base fee of 1.25% for the TFS Small Cap Fund. The term "benchmark", when used for the TFS Small Cap Fund's investment advisory fee discussion, means the performance of the Russell 2000 Index plus 2.50%.

The Adviser has contractually agreed to waive its advisory fees and to absorb each Fund's operating expenses (for the life of the Funds) to the extent necessary to limit each Fund's aggregate annual ordinary operating expenses to 2.50% of the TFS Market Neutral Fund's average daily net assets and 1.75% of the TFS Small Cap Fund's average daily net assets. For the TFS Small Cap Fund, the expense cap is calculated prior to a performance fee adjustment. Therefore, it is possible that the TFS Small Cap Fund's expense ratio could exceed the 1.75% cap. As a result of this agreement, during the period ended June 30, 2006 the Adviser waived investment advisory fees of $220,474 with respect to the TFS Market Neutral Fund and waived all of its investment advisory fees of $7,565 and reimbursed $32,247 of other operating expenses with respect to the TFS Small Cap Fund.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Advisory fee waivers and expenses absorbed by the Adviser are subject to repayment by the respective Fund for a period of three years after such fees and expenses were incurred, provided that such repayments do not cause the ordinary operating expenses to exceed the 2.50% and the 1.75% expense cap, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund. As of June 30, 2006, the Adviser may in the future recoup fees waived and expenses reimbursed totaling $395,882 and $39,812, respectively, from the TFS Market Neutral Fund and the TFS Small Cap Fund. The Adviser may recapture these amounts no later than the dates as stated below:

                                June 30,        June 30,
                                  2009            2008
                               ----------      ----------
TFS Market Neutral Fund         $ 220,474       $ 175,408
TFS Small Cap Fund              $  39,812       $      --

The President of the Trust is also a Principal of the Adviser. Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Adviser. The Funds reimburse the Adviser $18,000 annually for the services provided by the Chief Compliance Officer to the Trust.

ADMINISTRATION AGREEMENT
Under the terms of an  Administration  Agreement,  Ultimus Fund  Solutions,  LLC
("Ultimus")  supplies  non-investment  related  statistical  and research  data,
internal  regulatory   compliance  services  and  executive  and  administrative
services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Each Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The foregoing fee was discounted by 20% through August 31, 2005 for the TFS Market Neutral Fund. For the period ended June 30, 2006, the TFS Market Neutral Fund and the TFS Small Cap Fund paid Ultimus $23,400 and $7,500, respectively, for administration fees. Certain officers of the Trust are also officers of Ultimus.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from each Fund. Prior to April 1, 2006, Ultimus also received, on a monthly basis, $3 per trade for accounting for portfolio trades in excess of two hundred trades per month from each Fund. The foregoing fees were discounted 20% through August 31, 2005 for the TFS Market Neutral Fund. For the period ended June 30, 2006, the TFS Market Neutral Fund and the TFS Small Cap Fund paid Ultimus $31,478 and $9,375, respectively, for accounting services fees. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds' portfolio securities.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a monthly fee at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee. The foregoing fee was discounted by 20% through August 31, 2005 for the TFS Market Neutral Fund. For the period ended June 30, 2006, the TFS Market Neutral Fund and the TFS Small Cap Fund paid Ultimus $17,400 and $5,625, respectively, for transfer agent fees. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

TFS CAPITAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to each Fund and serves as the principal underwriter to each Fund. The Distributor is a wholly owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser.

5. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

TFS CAPITAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees and Shareholders of TFS Capital Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments and schedule of securities sold short, of the TFS Market Neutral Fund and the TFS Small Cap Fund (the "Funds"), each a series of TFS Capital Investment Trust, as of June 30, 2006, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TFS Market Neutral Fund and the TFS Small Cap Fund as of June 30, 2006, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Cincinnati, Ohio
August 25, 2006

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

TFS CAPITAL INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge any sales loads. However, a redemption fee of 2% is applied on the sale of shares purchased within 180 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations below assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.


TFS MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
                                Beginning           Ending
                               Account Value     Account Value    Expenses Paid
                               Jan. 1, 2006      June 30, 2006    During Period*
--------------------------------------------------------------------------------

Based on Actual Fund Return     $ 1,000.00        $ 1,137.10        $  16.74
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)             $ 1,000.00        $ 1,009.12        $  15.74
--------------------------------------------------------------------------------

TFS SMALL CAP FUND
--------------------------------------------------------------------------------
                                Beginning           Ending
                               Account Value     Account Value    Expenses Paid
                               March 7, 2006     June 30, 2006    During Period*
--------------------------------------------------------------------------------

Based on Actual Fund Return     $ 1,000.00       $ 1,039.00         $   5.52
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)             $ 1,000.00       $ 1,010.33         $   5.45
--------------------------------------------------------------------------------
* Expenses are equal to the annualized expense ratio of 3.16% and 1.72%, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund for the period, multiplied by the average account value over the period, multiplied by 181/365 and 115/365, respectively, for the TFS Market Neutral Fund and the TFS Small Cap Fund (to reflect the applicable period).

TFS CAPITAL INVESTMENT TRUST
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-534-2001, or on the SEC's website at http://www.sec.gov.

The Funds file a complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-534-2001. Furthermore, you may obtain copies of the filings on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Trust's shareholders. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust's day-to-day operations. The officers have been elected for an annual term. Certain officers of the Trust also may serve as Trustees.

The Trust is managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940.

The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

                                                                            NUMBER OF
                                                                           PORTFOLIOS
                                                                     PRINCIPAL OCCUPATION(S)                     IN FUND
NAME,                               LENGTH      POSITION(S)            DURING PAST 5 YEARS                       COMPLEX
ADDRESS                            OF TIME         HELD                AND DIRECTORSHIPS OF                      OVERSEEN
AND AGE                             SERVED      WITH TRUST               PUBLIC COMPANIES**                     BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------

*Larry S. Eiben (age 34)            Since        Trustee           Chief Operating Officer and Chief                2
1800 Bayberry Court, Suite 103     January       and               Compliance Officer of TFS Capital LLC
Richmond, Virginia  23226           2004         President
-----------------------------------------------------------------------------------------------------------------------------

*Thomas M. Frederick (age 34)       Since        Trustee           Director of Business  Development for            2
1800 Bayberry Court, Suite 103      June                           TFS Capital LLC from July 2006 - present.
Richmond, Virginia  23226           2004                           Associate  Director of Virginia Student
                                                                   Aid Foundation from February 2004- July
                                                                   2006;  Associate Chief Financial Officer
                                                                   of Samuel James Ltd. from February 2003
                                                                   - February 2004; Associate with Morgan
                                                                   Stanley from August 2002 - December 2003.
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------

Merle C. Hazelton (age 45)          Since        Trustee           Assistant Controller-Investment of Genworth      2
1800 Bayberry Court, Suite 103      June 2004                      Financial,  Inc. from May 2006 to present.
Richmond, Virginia   23226                                         Treasury Manager  of  Genworth  Financial,
                                                                   Inc.(insurance/financial services  firm) from
                                                                   May 2004 to May 2006;  Treasury  Manager  of
                                                                   GE  Financial Assurance(insurance/financial
                                                                   services firm) from October 2001 to May 2004;
                                                                   Controller of Quality Control Services from
                                                                   June 2001 - October 2001
-----------------------------------------------------------------------------------------------------------------------------

Mark J. Malone (age 40)             Since        Trustee           Managing Director of Institutional Sales of      2
1800 Bayberry Court, Suite 103      June 2004                      Morgan Keegan & Company, Inc. from May 2006
Richmond, Virginia   23226                                         to present; Director of Institutional Equities
                                                                   of Deutsche Bank Securities from June 1998 -
                                                                   April 2006.
-----------------------------------------------------------------------------------------------------------------------------

Brian O'Connell (age 47)            Since        Trustee           Independent writer/author from January 1996 -
1800 Bayberry Court, Suite 103      June 2004                      present.
Richmond, Virginia   23226
-----------------------------------------------------------------------------------------------------------------------------


TFS CAPITAL INVESTMENT TRUST
BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
====================================================================================================
                                                                            NUMBER OF
                                                                           PORTFOLIOS
                                                                     PRINCIPAL OCCUPATION(S)
NAME,                               LENGTH      POSITION(S)            DURING PAST 5 YEARS
ADDRESS                            OF TIME         HELD                AND DIRECTORSHIPS OF
AND AGE                             SERVED      WITH TRUST               PUBLIC COMPANIES**
----------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
----------------------------------------------------------------------------------------------------
Robert G. Dorsey (age 49)           Since          Vice            Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450       June 2004    President         Solutions, LLC  and  Ultimus Fund
Cincinnati, Ohio 45246                                             Distributors, LLC
----------------------------------------------------------------------------------------------------

Mark J. Seger (age 44)              Since        Treasurer         Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450       June 2004                      Solutions, LLC  and  Ultimus Fund
Cincinnati, Ohio 45246                                             Distributors, LLC
----------------------------------------------------------------------------------------------------

John F. Splain (age 49)             Since        Secretary         Managing Director of Ultimus Fund
225 Pictoria Drive, Suite 450       June 2004                      Solutions, LLC  and  Ultimus Fund
Cincinnati, Ohio 45246                                             Distributors, LLC
----------------------------------------------------------------------------------------------------

* Larry S. Eiben and Thomas Michael Frederick, as affiliated persons of TFS Capital LLC, the Trust's investment adviser, are considered "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

**   None of the Trustees are directors of public companies.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income made by the Fund during the fiscal year ended June 30, 2006. Certain dividends paid by the TFS Market Neutral Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $5,568 as taxed at a maximum rate of 15%.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Investment Advisory Agreement with the Adviser for the TFS Market Neutral Fund, and initially approved the Investment Advisory Agreement with the Adviser for the TFS Small Cap Fund. These approvals took place at in-person meetings, held on May 24, 2006 with respect to the TFS Market Neutral Fund and on December 7, 2005 with respect to the TFS Small Cap Fund, at each of which a majority of the Independent Trustees was present.

At each meeting the Trustees were advised by independent counsel of their fiduciary obligations in approving the Investment Advisory Agreements and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreements and whether the Agreements will be, or, in the case of the TFS Market Neutral Fund, continues to be in the best interests of the Funds and their shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the TFS Market Neutral Fund and/or Adviser; (iii) the actual and projected costs of the services provided and the profits to be realized by the Adviser from its relationship with the Funds; and (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of Fund shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance program, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting on each Agreement, the Independent Trustees reviewed the Agreement with management and also met in a private session with counsel at which no representatives of the Adviser were present.

Below are summaries of the discussions and findings of the Trustees with regards to the approvals of the respective Investment Advisory Agreements.

TFS MARKET NEUTRAL FUND

NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Independent Trustees reviewed the services being provided by the Adviser to the TFS Market Neutral Fund. They discussed the responsibilities of the Adviser under the Investment Advisory Agreement and the Adviser's compensation under the Agreement. The Independent Trustees also reviewed the background and experience of the Adviser's key investment and operating personnel, among other matters, by reviewing the Adviser's Form ADV. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided by the Adviser to the TFS Market Neutral Fund were completely satisfactory.

INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. In this regard, the Independent Trustees compared the performance of the TFS Market Neutral Fund with the performance of the S&P 500 Index, the Fund's primary benchmark, over various periods ended March 31, 2006. It was noted by the Independent Trustees that, in spite of the its market neutral strategy, the TFS Market Neutral Fund has performed  in line  with or  better  than the S&P 500  Index  over the  relevant periods. The Independent Trustees were also provided with comparative performance statistics of the universe of funds categorized by Morningstar as "long short" funds, which is the category to which the TFS Market Neutral Fund has been assigned. The Independent Trustees noted that through April 30, 2006, the Fund was the top performing fund year-to-date in the Morningstar long short category and had the second highest trailing one-year return in that category. The Independent Trustees also considered the consistency of the Adviser's management of the TFS Market Neutral Fund with the Fund's investment objective and policies. Following further discussion, the Independent Trustees concluded that the investment performance of the TFS Market Neutral Fund has been above average since its inception.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
================================================================================

COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUND. In this regard, the Independent Trustees considered the Adviser's staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the TFS Market Neutral Fund by the principals of the Adviser; the asset levels of the Fund; and the overall expenses of the Fund. The Independent Trustees reviewed the rate of the advisory fee paid by the TFS Market Neutral Fund under the Investment Advisory Agreement and compared it to the average advisory fee ratios of similar mutual funds as reported by Morningstar. They also compared the total operating expense ratio of the TFS Market Neutral Fund with average expense ratios of representative funds, focusing primarily on other market neutral funds. The Independent Trustees next discussed the Adviser's analysis of its revenues and expenses with respect to the TFS Market Neutral Fund for the year ended March 31, 2006. It was noted by the Independent Trustees that the Adviser because of the expenses limitation provision has yet to recognize a profit with respect to its services to the TFS Market Neutral Fund and, in fact, has only recently started to collect a portion of its advisory fee. The Independent Trustees further noted that the Adviser has incurred significant losses over the life of the TFS Market Neutral Fund. The Independent Trustees also reviewed the balance sheet of the Adviser as of March 31, 2006. The Independent Trustees considered the "fallout benefits" to the Adviser, including the additional exposure the Adviser has received as a result of managing the TFS Market Neutral Fund. Following consideration of the foregoing factors, the Independent Trustees concluded that the fee structure for the TFS Market Neutral Fund is reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUND'S SHAREHOLDERS. In this regard, the Independent Trustees considered that the Adviser has only recently begun to receive a portion of its advisory fees because of its commitment to cap expenses of the TFS Market Neutral Fund. The Independent Trustees concluded that, at current asset levels, it would not be relevant to consider the extent to which economies of scale would be realized as the TFS Market Neutral Fund grows, and whether fee levels reflect these economies of scale. The Independent Trustees determined, therefore, that it is not necessary or appropriate to introduce fee breakpoints at the present time. The Independent Trustees noted, however, that if the TFS Market Neutral Fund continues to grow in assets, it may become necessary for the Adviser to consider adding fee breakpoints to the Investment Advisory Agreement.

CONCLUSION. The Independent Trustees concluded that, based on the TFS Market Neutral Fund's performance record along with the Adviser's financial commitment to the Fund, they believe that the Adviser has provided high quality advisory services to the Fund. The Independent Trustees indicated that, although the advisory fees of the TFS Market Neutral Fund are in the higher range of fees for other comparably managed funds, they believe the fees to be reasonable given the complexity of the Fund's investment strategy, the quality of services provided by the Adviser, the relatively small size of the Fund, and the absence to date of any profits accruing to the Adviser from the Investment Advisory Agreement.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Investment Advisory Agreement. Rather, the Trustees concluded, in light of a weighing and balancing of all factors considered, that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

TFS SMALL CAP FUND

OVERVIEW OF FEE STRUCTURE. The Adviser provided the Trustees with a general overview of how fulcrum fees are structured and then provided the Trustees with detailed information on the proposed fee structure of the TFS Small Cap Fund. The Adviser first explained to the Trustees that a base fee must be selected by the TFS Small Cap Fund. After a base fee is determined then a performance fee adjustment must be selected as well as the selection of a comparative benchmark. The Adviser proposed a base fee of 1.25%, with a maximum performance fee adjustment of 2.50% (a 1.25%




38
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APPROVAL OF INVESTMENT  ADVISORY AGREEMENTS
================================================================================

increase) and a minimum performance fee of 0.00% (a 1.25% decrease). The Adviser also recommended the Russell 2000 Index plus 2.5% as the benchmark (hereafter referred to as the "Benchmark"). The Russell 2000 Index is generally considered to be a standard representation of the performance of small capitalization stocks. The Adviser explained to the Trustees that under this structure the Adviser will receive its base fee for the first 12 months of operations. Upon the completion of the first 12 months of operations then the performance fee adjustment will take effect. The Adviser reported that it considered various measurement periods for performance comparison but believes a rolling 12 month performance period is the appropriate period. The Adviser then explained that depending on whether the TFS Small Cap Fund outperforms or underperforms the Benchmark over the relevant rolling 12 month period the base fee will be adjusted one basis point for every two basis points of out-performance or underperformance. The Adviser pointed out that in order to receive the maximum advisory fee the TFS Small Cap Fund must outperform the Benchmark by at least 2.5% over the rolling 12 month period (5% or more over the Russell 2000 Index) and to receive the minimum advisory fee (no payment) the TFS Small Cap Fund must underperform the Benchmark by 2.5% or more (equal to or below the Russell 2000 Index).

The Adviser then provided the Trustees with more information about how some other fund complexes have structured their fulcrum fee arrangements. The Adviser pointed out that the basic operation of the TFS Small Cap Fund's fee structure is comparable to many other mutual funds. However, the Adviser noted that all other fund complexes apparently retain a portion of their advisory fee regardless of performance. No fund group appears to reduce its fee to 0.00%. The Adviser noted that it considered retaining a portion of its advisory fee but it believes that it has adequate financial resources and that its willingness to give up its entire advisory fee for performance comparable to the Russell 2000 Index sends a strong message to potential investors and shareholders regarding the Adviser's confidence in its capabilities and its commitment to the TFS Small Cap Fund. The Trustees concluded that the TFS Small Cap Fund's fee structure, as proposed by the Adviser, is designed to align fairly the interests of shareholders and the Adviser.

PERFORMANCE. The Trustees considered the performance of other managed accounts of the Adviser that invest in small cap stocks. The performance of these other accounts was compared to performance of relevant stock market indexes. The Trustees also considered the differences between the investment strategies of the TFS Small Cap Fund and the other accounts managed by the Adviser and between managing a mutual fund and a separate account. After careful deliberation, the Trustees concluded that the Adviser has the experience necessary to successfully manage a small cap fund.

NATURE, QUALITY, AND EXTENT OF SERVICES PROVIDED. The Trustees reviewed the terms of the Investment Advisory Agreement and discussed the responsibilities of the Adviser under the Agreement, noting that the Adviser is responsible for providing investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the TFS Small Cap Fund. The Trustees also reviewed the other services to be provided to the TFS Small Cap Fund by the Adviser, which include selecting broker-dealers for executing portfolio transactions, monitoring adherence to the TFS Small Cap Fund's investment restrictions, implementing and overseeing the TFS Small Cap Fund's compliance program, and monitoring the activities of the TFS Small Cap Fund's other service providers. The Trustees also considered the background and experience of the Adviser's key personnel, in particular the investment management team. Taking into account the personnel involved in servicing the TFS Small Cap Fund, as well as the initiatives and resources extended by the Adviser as described above, the Board concluded that the Adviser is equipped to provide high quality services to the TFS Small Cap Fund.

FEE COMPARISON. The Trustees considered information provided by the Adviser comparing the rate of the base advisory fee paid by the TFS Small Cap Fund and the TFS Small Cap Fund's total expense ratio to the average advisory fees and total expense ratios for equity funds classified by Morningstar as small cap funds and that had assets of less than $50 million. The Trustees first noted that the TFS Small Cap Fund's base advisory fee (1.25%) was somewhat higher than the average for comparably managed funds with assets of $50 million or less (0.97%). The Trustees next

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
================================================================================

compared the TFS Small Cap Fund's overall expense ratio (1.75%) to the average expense ratio for comparably managed funds with assets of $50 million or less (1.86%). The Trustees concluded that the TFS Small Cap Fund's overall expense ratio, prior to the application of a performance fee adjustment, is slightly below the average for small cap funds with $50 million or less in assets.

The Trustees performed a second analysis, comparing the highest potential advisory fee payable under the Investment Advisory Agreement (2.50%) and lowest possible advisory fee payable under the Agreement (0.00%) to the comparative information from Morningstar. The Trustees found that if the maximum advisory fee was paid to the Adviser, the TFS Small Cap Fund's advisory fee would be well above the average advisory fee paid by small cap funds. Under the same scenario, the Trustees noted that the TFS Small Cap Fund's total expense ratio would be well above the average as well but would only occur in periods of superior performance. The Trustees also found that if the minimum advisory fee (0.00%) was paid to the Adviser, the TFS Small Cap Fund's advisory fee would be well below the average advisory fee paid by small cap funds. Under the same scenario, the Trustees noted that the TFS Small Cap Fund's total expense ratio would be well below the average as well.

The Trustees were also presented with information compiled by the Adviser that demonstrated how the TFS Small Cap Fund would have had to perform in the past relative to the Benchmark to receive its maximum fee. The analysis provided the Trustees with charts comparing a universe of small cap funds' performance to the performance of the Russell 2000 Index over the various periods. The Trustees found, based on the information presented by the Adviser, that the TFS Small Cap Fund would historically have had to perform approximately in the top 20% of its category to earn the maximum investment advisory fee of 2.50%; perform in the top 33% of its category to receive the base fee of 1.25%; and perform in slightly below the middle of its category to not receive any compensation for its services. There is no assurance that the same performance would be required in future periods.

After reviewing the fee information noted above the Trustees made the following findings:

o the structure of the performance fee does not reward or penalize the Adviser for random or insignificant differences in performance;

o the Adviser must provide significant over-performance compared to the Benchmark to receive its maximum advisory fee; and

o it appears that the TFS Small Cap Fund may only be required to pay above average fees in instances where the TFS Small Cap Fund has performed well above the average small cap fund and, in the alternative, shareholders may pay below average fees in instances where the TFS Small Cap Fund's performance is roughly equal to or below the average performance of small cap funds.

Taking into account each of the factors noted above, the Trustees concluded that the fee structure is adequately designed to reasonably balance the interests of shareholders and the Adviser.

COSTS, PROFITABILITY AND ECONOMIES OF SCALES. The Trustees considered the costs of the Adviser in managing the TFS Small Cap Fund under the Investment Advisory Agreement and the potential costs to the Adviser under an Expense Limitation Agreement. The Trustees reviewed a current balance sheet of the Adviser to ascertain the financial condition of the Adviser. The Trustees also considered statements made by the Adviser regarding its principals' financial commitment to the TFS Small Cap Fund. In reliance on the financial information and commitment provided by the Adviser, the Trustees concluded the Adviser could satisfy its financial obligations under the Investment Advisory Agreement and the Expense Limitation Agreement, even in the situation where the Adviser was not receiving an advisory fee. The Trustees also considered economies of scale, concluding that at the present time it would not be relevant to consider the extent to which economies of scale would be realized as the TFS Small Cap Fund grows and whether fee levels reflect these economies of scale. The same conclusion was reached by the Trustees with regards to analyzing the profitability of the Adviser for its services to the TFS Small Cap Fund. It was noted

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
================================================================================

by the Trustees that as the TFS Small Cap Fund grows in assets and the Adviser begins realizing a profit for its services to the TFS Small Cap Fund, it may become necessary for the Adviser to consider adding fee breakpoints to the Investment Advisory Agreement.

OTHER BENEFITS. The Trustees also considered the "fallout benefits" to the Adviser but, given that the TFS Small Cap Fund is new and the Adviser does not direct brokerage in return for "soft dollar" research, viewed these potential "fallout benefits" as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the TFS Small Cap Fund.

CONCLUSION. The Trustees did not identify any single factor discussed previously as all-important or controlling in their determination to approve the Investment Advisory Agreement. The Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were fair and reasonable, that the Adviser's fees were reasonable in light of the services provided to the TFS Small Cap Fund and the benefits received by the Adviser, and that the Agreement is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Merle C. Hazelton. Mr. Hazelton is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $27,000 and $16,000 with respect to the registrant's fiscal years ended June 30, 2006 and 2005, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,200 and $2,000 with respect to the registrant's fiscal years ended June 30, 2006 and 2005, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) With respect to the fiscal years ended June 30, 2006 and 2005, aggregate non-audit fees of $4,200 and $2,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*    /s/ Larry S, Eiben
                           -----------------------------------------------------
                           Larry S. Eiben, President

Date      September 7, 2006
      ------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Larry S. Eiben
                           -----------------------------------------------------
                           Larry S. Eiben, President

Date      September 7, 2006
      ------------------------------------------





By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer

Date      September 7, 2006
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.